Long-Term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Principal Payments [Abstract]
July to December 2015	$ 181,436
2016	265,237
2017	189,771
2018	307,477
2019	161,223
2020 and thereafter	299,281
Total	$ 1,404,425	$ 1,418,336